SEMIANNUAL REPORT    JUNE 30, 2001

Prudential
Tax-Free Money Fund, Inc.

Fund Type Tax-free money market

Objective The highest level of current income that is exempt from federal income taxes,consistent with liquidity and the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Tax-Free Money Fund, Inc. (the Fund) seeks the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund invests in a diversified portfolio of high-quality, short-term municipal bonds issued by state and local governments, territories and possessions of the United States, and by the District of Columbia. Maturities can range from one day to a maximum of 13 months. We purchase only securities rated in one of the two highest rating categories by at least two major rating agencies or, if not rated, deemed to be of equivalent quality by the investment adviser's credit research staff. There can be no assurance that the Fund will achieve its investment objective.

Tax-Free Money Fund Yield Comparison

              (GRAPH)
              www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts                         As of 6/30/01

                                            7-Day         Net Asset     Weighted Avg.    Net Assets
                                        Current Yield    Value (NAV)     Mat. (WAM)      (Millions)
Prudential Tax-Free Money Fund, Inc.        2.41%           $1.00         52 Days           $183
iMoneyNet, Inc.
Tax-Free National Retail Avg.*              2.61%           $1.00         35 Days            N/A

Taxable Equivalent Yield**                  As of 6/30/01

                                                       Tax Brackets
                                                 @31%    @36%      @39.1%
Prudential Tax-Free Money Fund, Inc.            3.49%    3.77%      3.96%
iMoneyNet, Inc. Tax-Free National Retail Avg.*  3.78%    4.08%      4.29%

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, Net Asset Value (NAV), and Weighted Average Maturity (WAM) on Mondays. This is the data for all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of June 25, 2001, the closest date to the end of our reporting period.

**Some investors may be subject to the federal alternative minimum tax (AMT).

Weighted Average Maturity Comparison

                    (GRAPH)
                                       1

(LOGO)                         August 14, 2001

DEAR SHAREHOLDER,
Faced with a deteriorating U.S. economy and plunging corporate earnings, the Federal Reserve (the Fed) acted decisively in the first half of 2001. Fed officials implemented six short-term rate cuts in an attempt to avert a recession, defined as at least two consecutive quarters of decline in a nation's gross domestic product. Although economic growth had not turned negative by the end of our reporting period, it slowed from 4.1% in 2000 to an annualized pace of 1.0% for the first half of 2001.

As would be expected in an environment of aggressive Fed easings, yields on municipal money market securities came down substantially. The primary challenge for the Fund's management team, therefore, was to try to lock in higher yields on securities with longer maturities in advance of the Fed's easing moves. The details of this effort will be explained in the discussion that follows.

The Prudential Tax-Free Money Fund's seven-day current yield on June 30, 2001, was 2.41%, the equivalent of a 3.96% taxable yield for investors in the top 39.1% tax bracket. The Fund maintained a $1 net asset value per share.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

David R. Odenath, Jr., President
Prudential Tax-Free Money Fund, Inc.

Prudential Tax-Free Money Fund, Inc.

      Semiannual Report  June 30, 2001

INVESTMENT ADVISER'S REPORT

FED CUTS RATES AGGRESSIVELY
As we entered 2001, we anticipated the "January effect," a phenomenon that occurs as a result of investors having an abundance of cash on hand to invest from coupon payments, called bonds, and bonds maturing in the first week of January. This surge of buying normally pushes yields down and prices up, creating a relatively unattractive investment environment until demand subsides. To cope with the "January effect", we extended the Fund's weighted average maturity (WAM) before the buying wave hit and thereby locked in favorable yields. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.)

January 2001 was a little different. Not only did the "January effect" appear on schedule, but the Fed also had a little New Year's surprise for investors. Acting between regularly scheduled meetings of its Federal Open Market Committee, the central bank cut the federal funds rate on January 3 by one half of a percentage point, reducing the key rate from 6.50% to 6.00%. (The federal funds rate is what banks charge each other for overnight loans.)

The Fund's longer WAM was beneficial as yields, which were falling as anticipated due to the "January effect", declined even further when the Fed made its first move. The Fed implemented another half-point rate cut on January 31. In this widely expected second move, it lowered the federal funds rate to 5.50%.

KEEPING THE FUND'S WAM LONG
The Fund's WAM drifted slightly shorter throughout January,
but by early February, we had extended it again. By then, it was clear that the Fed would not be satisfied with the two
rate cuts that occurred in January. Indeed, Fed officials also trimmed rates in March, April, May, and June. All were half-point cuts except for the June 27 move. The quarter-point reduction on June 27 left the federal funds rate at 3.75%. In an environment of rapidly falling rates, it was advantageous to maintain a longer-than-average WAM.
                                           3

Prudential Tax-Free Money Fund, Inc.

       Semiannual Report  June 30, 2001

We accomplished this by purchasing longer-term municipal money market securities that kept the Fund's WAM roughly 15 to 25 days longer than its competitive average throughout the period.

Accordingly, in February we purchased 90-day tax-exempt commercial paper, as well as annual optional tenders and prerefunded bonds with maturities extending up to one year. (These prerefunded bonds are backed by direct obligations of the U.S. Treasury.) In March, we purchased 120-day commercial paper and escrow-to-maturity bonds maturing at the end of the year.

In April, we encountered another seasonal phenomenon, the spike in yields that occurs as a result of tax time redemptions. This increase in yields occurs when shareholders withdraw cash to pay their taxes. Our strategy for this part of the year was to build up sufficient liquidity to meet tax-time outflows. At the same time, higher liquidity provided us with the buying power to take advantage of attractive opportunities, as selling pressure caused yields to rise. During late April and early May, we purchased attractive 180-day commercial paper as well as semiannual tender securities.

Near the end of the reporting period, we began to anticipate the "July effect", which typically produces a dip in yields due to the buying of investors who are flush with cash from mid-year coupon payments and maturing securities. As at the beginning of the year, we planned for the "July effect" by lengthening the Fund's WAM so as to avoid locking in the temporarily lower yields.

LOOKING AHEAD
With the quarter-point rate cut in June, the Fed could be signaling that it is near the end of its current easing cycle. It may implement one or two more rate cuts before the end of the year, but we believe the Fed's aggressive easing will soon have its intended effect, and the economy will begin a new growth cycle.

Prudential Tax-Free Money Fund Management Team

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited)

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Alaska  1.1%
Anchorage Alaska, G.O., Ser. 91        NR         8.00%       7/01/01    $    2,000    $    2,000,000
----------------------------------------------------------------------------------------
Arizona  0.5%
Pima Cnty. Ind. Dev. Auth. Sngl.
 Fam. Mtge.                            SP1*       3.45        4/15/02         1,000         1,000,000
----------------------------------------------------------------------------------------
Colorado  1.1%
East Smoky Hill Metro. Dist.,
 Number 2, Q.T.R.M.T.                  A1*        4.45        12/01/01        2,000         2,000,000
----------------------------------------------------------------------------------------
Connecticut  1.0%
Connecticut Spec. Assmt.,
 Unemployment Comp. Rev. Bds.,
 A.N.N.M.T., Ser 93C                   VMIG1      4.35        11/15/01        1,800         1,800,000
----------------------------------------------------------------------------------------
District of Columbia  1.6%
Bear, Stearns Muni. Secs. Trust
 Cert., F.R.D.D., Ser. 92              A1*        3.35        7/02/01         1,300         1,300,000
Dist. Columbia Hsg. Fin. Agcy.
 Rev. Sngl. Fam. Mtge., Series C       SP1+*      3.50        3/25/02         1,600         1,600,000
                                                                                       --------------
                                                                                            2,900,000
----------------------------------------------------------------------------------------
Florida  8.9%
Florida Cap. Proj. Fin. Auth.
 Rev. AAAE Airport Proj.               NR         4.25        6/01/02         1,000         1,012,101
Florida Cap. Proj. Fin. Auth.
 Rev., F.R.W.D. Ser. H                 VMIG1      2.85        7/05/01         4,425         4,425,000
Florida St. Bd. of Ed., Pub. Ed.
 Cap. Outlay, F.R.D.D., Ser. 102       A1+*       3.35        7/02/01           600           600,000
Bear, Stearns Muni. Secs. Trust
 Cert., San Antonio, F.R.D.D.,
 Ser. 132                              A1*        3.35        7/02/01           300           300,000
Orange Cnty. Hlth. Facs. Auth.
 Rev., Adventist Hlth. Sys.,
 F.R.W.D., Ser. 171                    A1+*       2.93        7/05/01         8,125         8,125,000
Palm Beach Cnty., G.O., Ser. 91        NR         6.60        10/01/01        1,850(d)      1,901,397
                                                                                       --------------
                                                                                           16,363,498

    See Notes to Financial Statements                                      5

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Georgia  2.1%
De Kalb Cnty. Hsg. Auth. Multi
 Fam. Hsg. Rev., F.R.W.D.              A1*        2.98%       7/05/01    $    1,310    $    1,310,000
Stephens Cnty. Dev. Auth. Ind.
 Dev. Rev., Caterpillar Inc.
 Proj., F.R.W.D.                       P-1        2.98        7/05/01         1,000         1,000,000
Stephens Cnty. Dev. Auth. Solid
 Waste, Disp. Facs. Rev.,
 F.R.W.D.                              P-1        2.98        7/05/01         1,520         1,520,000
                                                                                       --------------
                                                                                            3,830,000
----------------------------------------------------------------------------------------
Idaho  1.1%
Boise Cnty. Hsg. Auth. Rev.,
 B.A.N.                                NR         4.70        10/01/01        2,000         2,000,000
----------------------------------------------------------------------------------------
Illinois  8.9%
Chicago Pub. Bldg., Comm. Bldg.
 Rev., Ser. C                          NR         5.00        2/01/02         1,000         1,009,404
Illinois Edl. Facs. Auth. Rev.         P1         3.25        10/04/01        5,000         5,000,000
Illinois Hlth. Facs. Auth. Rev.,
 Evanston Hosp. Corp. Prog.,
 Ser. 95, A.N.N.M.T.,                  VMIG1      3.40        8/15/01         5,000         5,000,000
 Servant Cor. Falcon II,
 F.R.W.D., Ser. 96A                    A-1*       2.80        7/05/01         3,100         3,100,000
Illinois, Ser. A43, F.R.W.D.           VMIG1      2.80        7/05/01         2,295         2,295,000
                                                                                       --------------
                                                                                           16,404,404
----------------------------------------------------------------------------------------
Indiana  6.9%
Indiana Ed. Facs. Auth., Wesleyan
 Univ., F.R.W.D., Ser. 93              NR         2.80        7/05/01         4,000         4,000,000
Indiana Hlth. Fac. Fin. Auth.
 Hosp. Rev., Floyd Memorial Hosp.
 Proj.                                 NR         6.63        2/15/02         2,500(d)      2,604,281
Indiana Trans. Fin. Auth., Hwy.
 Rev., Ser. 11, F.R.D.D.               A1+*       3.35        7/02/01         3,200         3,200,000
Saint Joseph Cnty. Hosp. Auth.
 Fac. Rev., St. Joseph Med. Ctr.,
 Ser. 91                               NR         6.60        12/01/01        1,750(d)      1,772,812

    6                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
South Bend Econ. Dev. Rev.,
 Dynamic R.E.H.C., Inc. Proj.,
 F.R.W.D.                              NR         2.95%       7/05/01    $    1,165    $    1,165,000
                                                                                       --------------
                                                                                           12,742,093
----------------------------------------------------------------------------------------
Iowa  0.6%
Iowa Great Lakes San Dist.             NR         4.20        6/01/02           500           504,924
Sioux City Water Rev. Ref.             NR         4.25        6/01/02           540           545,548
                                                                                       --------------
                                                                                            1,050,472
----------------------------------------------------------------------------------------
Kentucky  5.3%
Henderson Cnty. Rev., Kentucky
 Hosp. Assoc. Hlth. Facs.,
 F.R.W.D., Ser. A                      VMIG1      2.85        7/05/01         6,075         6,075,000
Leitchfield Ind. Bldg. Rev.,
 Styline Inds. Inc. Proj.,
 F.R.W.D., A.M.T., Ser. 99             A1+*       2.90        7/05/01         3,555         3,555,000
                                                                                       --------------
                                                                                            9,630,000
----------------------------------------------------------------------------------------
Louisiana  6.4%
Calcasieu Parish Ind. Dev. Brd.,
 Citgo Corp., F.R.D.D., A.M.T.,
 Ser. 96                               VMIG1      3.45        7/02/01           500           500,000
Jefferson Parish Sch. Brd. Sales
 and Use Tax Rev., F.R.W.D.,
 Ser. A38                              VMIG1      2.80        7/05/01         3,785         3,785,000
Louisiana Loc. Govt. Envir.
 Facs.,
 LCDA Ln. Fin. Proj., F.R.W.D.,
 Ser. A                                VMIG1      2.85        7/05/01         7,500         7,500,000
                                                                                       --------------
                                                                                           11,785,000
----------------------------------------------------------------------------------------
Maine  2.8%
Lewiston Ind. Dev. Rev., Diamond
 Tpke. Assoc., F.R.W.D.                A1+*       2.95        7/05/01         4,200         4,200,000
York Maine Rev. Stonewall Realty,
 F.R.W.D., Ser. 99                     VMIG1      3.20        7/05/01           975           975,000
                                                                                       --------------
                                                                                            5,175,000

    See Notes to Financial Statements                                      7

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Massachusetts  7.9%
Mass. Bay Trans. Auth., Gen.
 Trans. Sys., F.R.W.D., Ser. 220       VMIG1      2.83%       7/05/01    $    5,380    $    5,395,606
Mass. St. Hlth. and Ed. Fac.
 Auth. Rev., SGA 97, F.R.W.D.          A1+*       2.83        7/05/01         2,910         2,910,000
Mass. St. Consld. Ln., Ser. A          VMIG1      3.45        7/19/01         2,170         2,170,000
Seekonk, B.A.N.                        NR         4.45        10/19/01        4,025         4,025,693
                                                                                       --------------
                                                                                           14,501,299
----------------------------------------------------------------------------------------
Michigan  6.9%
Detroit Sewage Disp. Rev.,
 Merlots, F.R.W.D., Ser. I             VMIG1      2.80        7/05/01         5,000         5,000,000
Michigan St. Bldg. Auth. Rev.,
 Ser. 90                               NR         6.25        10/01/01        1,000         1,008,456
 Ser. 1200                             NR         6.38        10/01/01        1,000(d)      1,027,647
Walled Lake Consld. Sch. Dist.
 Muni. Trust Cert., F.R.W.D.,
 Ser. 18                               VMIG1      2.83        7/05/01         5,575         5,575,000
                                                                                       --------------
                                                                                           12,611,103
----------------------------------------------------------------------------------------
Minnesota  2.6%
Bloomington Comm. Dev. Rev., 94th
 Str. Assoc. Proj., F.R.W.D.,
 Ser. 85                               A1+*       2.80        7/06/01         4,775         4,775,000
----------------------------------------------------------------------------------------
Mississipi  1.9%
Mississippi Hsg. Fin. Corp. Sngl.
 Fam. Mtge., F.R.W.D., Ser. 88         A1+*       2.88        7/05/01         3,485         3,485,000
----------------------------------------------------------------------------------------
Nevada  0.8%
Clark Cnty. Trans. Impvt., Ser.
 92A                                   NR         6.00        6/01/02         1,500(d)      1,543,103
----------------------------------------------------------------------------------------
New Jersey  2.7%
Jersey City, G.O., B.A.N.              SP1+*      4.60        9/14/01         5,000         5,001,968

    8                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Ohio  1.4%
East Lake Ind. Dev. Rev., Astro
 Model Dev. Corp., F.R.W.D.,
 Ser. 96                               NR         2.95%       7/05/01    $    2,600    $    2,600,000
----------------------------------------------------------------------------------------
Oklahoma  1.0%
Tulsa Pkg. Auth. Rev., Williams
 Ctr. Proj., S.E.M.M.T.,
 Ser. 87 A                             VMIG1      3.10        11/15/01        1,800         1,800,000
----------------------------------------------------------------------------------------
Rhode Island  0.4%
Rhode Island Desp. Econ.
 Protection Corp. Spc. Oblig.,
 Ser. 91A                              NR         7.10        8/01/01           700(d)        715,470
----------------------------------------------------------------------------------------
South Carolina  2.8%
South Carolina St. Pub. Svc.
 Auth. Rev. Merlots, F.R.W.D.,
 Ser. L                                VMIG1      2.80        7/05/01         5,090         5,090,000
----------------------------------------------------------------------------------------
South Dakota  1.9%
Grant Cnty. Poll. Cntrl. Rev.
 Ref., Otter Tail Pwr. Co. Proj.,
 F.R.W.D.                              VMIG1      2.95        7/06/01         2,400         2,400,000
South Dakota Stud. Ln. Fin. Corp.
 Ln. Rev., Ser. 94A                    NR         6.45        8/01/01         1,000(d)      1,021,491
                                                                                       --------------
                                                                                            3,421,491
----------------------------------------------------------------------------------------
Tennessee  2.8%
Sevier Cnty. Pub. Bldg. Auth.
 Local Gov., Pub. Imprv. Proj.,
 F.R.D.D.                              VMIG1      3.35        7/02/01         3,200         3,200,000
Shelby Cnty. Hlth. Ed., Baptist
 Mem. Hosp.                            A1+*       3.35        7/27/01         2,000         2,000,000
                                                                                       --------------
                                                                                            5,200,000
----------------------------------------------------------------------------------------
Texas  5.2%
Beaumont Texas Pub. Impv.,
 Ser. 92                               NR         6.25        3/01/02         1,000(d)      1,020,831

    See Notes to Financial Statements                                      9

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Brazos River Harbor Nav. Dist.,
 Dow Chemical Co., F.R.D.D.,
 Ser. 97                               P-1        3.50%       7/02/01    $      600    $      600,000
Clipper Tax Exempt Cert. of
 Part., A.M.T., Ser. 1                 VMIG1      3.60        12/14/01        1,000         1,000,000
Baxter Cnty., A.M.T., Ser. 3           VMIG1      3.50        12/14/01        2,000         2,000,000
Gulf Coast Wste. Disp. Auth.
 Facs. Rev., Bayer Corp.,
 F.R.D.D.,
 Ser. 97                               P-1        3.45        7/02/01           500           500,000
Bear, Stearns Muni. Secs. Trust
 Cert., Harris Co. Toll Rd. Sub.,
 F.R.D.D., Ser. 126                    A1*        3.35        7/02/01         1,100         1,100,000
 Bear, Stearns Muni. Secs. Trust
 Cert., F.R.D.D., Ser. 115             A1*        3.35        7/02/01         3,300         3,300,000
                                                                                       --------------
                                                                                            9,520,831
----------------------------------------------------------------------------------------
Vermont  1.2%
Vermont Ind. Dev. Auth. Rev.
 Var., Burlington Pptys. Proj.,
 F.R.W.D., Ser 88                      A1+*       2.95        7/05/01         2,200         2,200,000
----------------------------------------------------------------------------------------
Virginia  0.8%
Fairfax Cnty. Ind. Dev. Auth.
 Rev., Fairfax Hosp. Sys. Proj.,
 Ser. A                                NR         6.50        8/15/01           550(d)        563,040
Richmond Met. Auth. Expwy.
 Rev. Ref., Ser. A                     NR         5.85        7/15/02           850           876,787
                                                                                       --------------
                                                                                            1,439,827
----------------------------------------------------------------------------------------
Washington  2.1%
Bear, Stearns Muni. Secs. Trust
 Cert., Cen., Puget Sound Reg.
 Trans. Auth., F.R.D.D., Ser. 101      A1*        3.35        7/02/01         1,295         1,295,000
Port Pasco Econ. Dev. Var.,
 Douglas Fruit Company, Inc.
 Proj., F.R.W.D., Ser. 96              A1*        2.95        7/05/01         1,735         1,735,000
Washington St. Motor Vehicle Fuel      A1*        5.00        7/01/01           500           500,000

    10                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                       Moody's    Interest    Maturity   Amount        Value
Description (a)                        Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Washington St. Hsg. Fin. Comm.
 Multi. Fam. Rev., F.R.D.D.,
 Ser. 99A                              A1*        3.45%       7/02/01    $      400    $      400,000
                                                                                       --------------
                                                                                            3,930,000
----------------------------------------------------------------------------------------
Wisconsin  9.8%
Dane Cnty. Ref. Prom. Note,
 Ser. C                                NR         4.00        5/01/02         2,350         2,362,435
Madison Prom. Notes, Ser. A            NR         4.05        5/01/02           400           402,599
Milton Ind. Dev. Rev. New England
 Extrusion Proj., F.R.W.D., Ser
 98                                    A1+*       3.00        7/05/01         2,000         2,000,000
New Berlin Sch. Dist., T.R.A.N.        NR         4.50        9/14/01         1,850         1,850,361
West Allis, T.R.A.N.                   NR         4.50        9/21/01         2,000         2,000,427
Whitewater Ind. Dev. Rev., Trek
 Bicycle, F.R.W.D., Ser. 95            NR         3.00        7/05/01         3,375         3,375,000
Wisconsin St. Muni. Trust Certf.,
 F.R.W.D.                              VMIG1      2.88        7/05/01         4,245         4,245,000
Wisconsin St. Hlth. and Edl.
 Facs. Auth. Rev. Auth. Rev., St.
 Lukes Med. Ctr., Ser. 91              NR         6.60        8/15/01         1,745         1,749,556
                                                                                       --------------
                                                                                           17,985,378
                                                                                       --------------
Total Investments  100.5%
 (cost $184,500,937)(c)                                                                   184,500,937
Liabilities in excess of other
 assets  (0.5)%                                                                            (1,020,466)
                                                                                       --------------
Net Assets  100%                                                                       $  183,480,471
                                                                                       --------------
                                                                                       --------------

    See Notes to Financial Statements                                     11

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
 A.M.T.--Alternate Minimum Tax
 A.N.N.M.T.--Annual Mandatory Tender
 B.A.N.--Bond Anticipation Notes
 F.R.D.D.--Floating Rate (Daily) Demand Note(b)
 F.R.W.D.--Floating Rate (Weekly) Demand Note(b)
 G.O.--General Obligation
 Q.T.R.M.T.--Quarterly Monthly Tender
 S.E.M.M.T.--Semi-Annual Mandatory Tender
 T.R.A.N.--Tax and Revenue Anticipation Note
(b) For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(d) Prerefunded issues are secured by escrowed cash and direct U.S. government guaranteed obligations.
 * Standard & Poor's Rating.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard and Poor's ratings.
    12                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 184,500,937
Cash                                                                       23,141
Receivable for Fund shares sold                                         2,413,860
Interest receivable                                                     1,881,267
Prepaid expenses and other assets                                          25,145
                                                                    -------------
      Total assets                                                    188,844,350
                                                                    -------------
LIABILITIES
Payable for Fund shares reacquired                                      5,117,143
Accrued expenses                                                           81,552
Dividends payable                                                          77,143
Management fee payable                                                     70,433
Distribution fee payable                                                   17,608
                                                                    -------------
      Total liabilities                                                 5,363,879
                                                                    -------------
NET ASSETS                                                          $ 183,480,471
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common Stock, $.01 par value                                     $   1,835,759
   Paid-in capital in excess of par                                   181,644,712
                                                                    -------------
Net assets, June 30, 2001                                           $ 183,480,471
                                                                    -------------
                                                                    -------------
Net asset value, offering price and redemption price
   per share ($183,480,471 / 183,575,940 shares)                            $1.00
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     13

       Prudential Tax-Free Money Fund, Inc.
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                         Ended
                                                                     June 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                           $ 3,181,397
                                                                     -------------
Expenses
   Management fee                                                         436,487
   Distribution fee                                                       109,122
   Transfer agent's fees and expenses                                      63,000
   Reports to shareholders                                                 34,000
   Custodian's fees and expenses                                           27,000
   Registration fees                                                       26,000
   Legal fees and expenses                                                 25,000
   Audit fee                                                               13,000
   Directors' fees and expenses                                             4,000
   Miscellaneous                                                              489
                                                                     -------------
      Total expenses                                                      738,098
                                                                     -------------
Net investment income                                                   2,443,299
                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 2,443,299
                                                                     -------------
                                                                     -------------

    14                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months            Year
                                                    Ended              Ended
                                                June 30, 2001    December 31, 2000
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $   2,443,299      $   5,969,252
                                                -------------    -----------------
   Net increase in net assets resulting from
      operations                                    2,443,299          5,969,252
                                                -------------    -----------------
Dividends and distributions to shareholders        (2,443,299)        (5,969,252)
                                                -------------    -----------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold(a)                   263,174,770        602,574,421
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                   2,381,984          5,660,329
   Cost of shares reacquired                     (248,602,541)      (621,595,449)
                                                -------------    -----------------
   Net increase (decrease) in net assets from
      Fund share transactions                      16,954,213        (13,360,699)
                                                -------------    -----------------
Total increase (decrease)                          16,954,213        (13,360,699)
                                                -------------    -----------------
NET ASSETS
Beginning of period                               166,526,258        179,886,957
                                                -------------    -----------------
End of period                                   $ 183,480,471      $ 166,526,258
                                                -------------    -----------------
                                                -------------    -----------------

------------------------------
(a) For the six months ending June 30, 2001, includes shares issued in connection with acquisition of Connecticut Money Market Series (Note 4).
    See Notes to Financial Statements                                     15

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Free Money Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on an identified cost basis. Interest income is recorded on an accrual basis. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Fund declares dividends daily from net investment income and net realized gains, if any. Payment of dividends is made monthly.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Management, Inc. ('PIM'), formerly known as Prudential Investments Corporation,
    16

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and
 .375 of 1% of average daily net assets in excess of $1.5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensated PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund's average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIFM, PIM and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent and during the six months ended June 30, 2001, the Fund incurred fees of approximately $58,100 for the services of PMFS. As of June 30, 2001, approximately $10,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Reorganization
On June 27, 2001, the Tax-Free Money Fund acquired all the net assets of Prudential Municipal Series Fund Connecticut Money Market Series ('Connecticut Money Market Series') pursuant to a plan of reorganization approved by Connecticut Money Market Series shareholders on May 21, 2001. The acquisition was accomplished by a tax-free exchange of 6,544,440 shares of the Tax-Free Money Fund (valued at $6,544,440 in the aggregate for 6,544,440 shares of Connecticut Money Market Series outstanding on June 27, 2001. Connecticut Money Market Series net assets at that date $6,544,440 were combined with those of the Tax-Free Money Fund. The aggregate net assets of the Tax-Free Money Fund and Connecticut Money Market Series immediately before the acquisition were $177,840,612 and $6,544,440, respectively.
                                                                          17

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 5. Subsequent Event
On July 19, 2001, the Tax-Free Money Fund acquired all the net assets of the Prudential Municipal Series Fund Massachusetts Money Market Series ('Massachusetts Money Market Series') pursuant to a plan of reorganization approved by Massachusetts Money Market Series shareholders on July 9, 2001. The acquisition was accomplished by a tax-free exchange of 6,141,531 shares of the Tax-Free Money Fund (valued at $6,141,531 in the aggregate for 6,141,531 shares of Massachusetts Money Market Series outstanding on July 19, 2001. Massachusetts Money Market Series net assets at that date $6,141,531, were combined with those of the Tax-Free Money Fund. The aggregate net assets of the Tax-Free Money Fund and Massachusetts Money Market Series immediately before the acquisition were $197,861,339 and $6,141,531, respectively.
    18

       Prudential Tax-Free Money Fund, Inc.
 Financial
             Highlights

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $    1.00
Net investment income and realized gains                                   .014
Dividends and distributions to shareholders                               (.014)
                                                                    -------------
Net asset value, end of period                                        $    1.00
                                                                    -------------
                                                                    -------------
TOTAL RETURN(a):                                                           1.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 183,480
Average net assets (000)                                              $ 176,042
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .85%(b)
   Expenses, excluding distribution and service (12b-1) fees                .72%(b)
   Net investment income                                                   2.80%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
    20                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
        .034                 .025                 .028                 .030                 .028
       (.034)               (.025)               (.028)               (.030)               (.028)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        3.42%                2.56%                2.83%                3.00%                2.84%
    $166,526             $179,887             $199,165             $329,812             $333,808
    $176,759             $202,718             $277,839             $339,825             $403,230
         .80%                 .81%                 .80%                 .78%                 .80%
         .68%                 .69%                 .68%                 .66%                 .67%
        3.38%                2.51%                2.80%                2.97%                2.83%

    See Notes to Financial Statements                                     21

Prudential Tax-Free Money Fund, Inc.

       Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
           www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential Tax-Free Money Fund, Inc.

       Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

             www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment
Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Tax-Free Money Fund, Inc.

         Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGS IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENTt ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                  www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Tax-Free Money Fund, Inc.

      Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THR JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

             www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

---------------------------------------
Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

---------------------------------------
Cusip Number  74436P103
---------------------------------------

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF103E2  74436P103

(LOGO) Printed on Recycled Paper